Due From Related Parties (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Xin Zhi Trading Co Ltd CNY	Dec. 31, 2010 Shanghai Xin Zhi Trading Co Ltd CNY	Dec. 31, 2011 Shanghai Dinuo Co Ltd CNY	Dec. 31, 2010 Shanghai Dinuo Co Ltd CNY	Dec. 31, 2011 Fujian Yun Tong Co. Ltd CNY	Dec. 31, 2010 Fujian Yun Tong Co. Ltd CNY	Dec. 31, 2011 Sun Yan CNY	Dec. 31, 2010 Sun Yan CNY
Related Party Transaction [Line Items]
Receivables from related parties	$ 1,014,000	6,379,000	5,659,000	2,408,000	3,114,000	1,425,000	825,000	1,596,000	1,170,000	950,000	550,000